Document and Entity Information	May 17, 2018
Prospectus:
Document Type	497
Document Period End Date	May 17, 2018
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	May 17, 2018
Document Effective Date	May 17, 2018
Prospectus Date	Jan. 31, 2018
American Customer Satisfaction ETF | American Customer Satisfaction ETF
Prospectus:
Trading Symbol	ACSI